Leases - Schedule of Leases Impact on Net Earnings and Cash Flow (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Abstract]
Lease liabilities	$ 1,464	$ 1,555
Less: current portion	255	298
Lease liabilities	$ 1,209	$ 1,257